Research and Development Expenses	12 Months Ended
Dec. 31, 2024
Research and Development Expenses [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 16 - RESEARCH AND DEVELOPMENT EXPENSES:

	Year ended December 31
	2024	2023	2022
	U.S. dollar in thousands
Payroll and related expenses	3,220	2,700	2,305
Share-based payment	511	220	524
Subcontractors	294	155	619
Depreciation	124	102	73
Other	346	380	303
	4,495	3,557	3,824